Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 29, 2023 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 31, 2022 USD ($)
Principal Accounting Policies [Line Items]
Exchange rate translation					¥ 7.0999	$ 1
Foreign Currency Exchange Rate, Translation			6.9646				6.9646
Inventories	¥ 890,000		¥ 110,000
Agreement term	50 years	50 years
Impairment loss	¥ 22,677,921	$ 3,194,118	18,842,000
Deferred revenue	6,513,072		9,699,915
Deferred revenue	9,699,915		1,386,607
Selling and marketing expenses	18,300	$ 2,578	61,645
Financial subsidies received	2,000
cash	¥ 13,846,622		34,112,060
Payment of dividend as reserve fund	10.00%	10.00%
Payment of dividend as development fund	25.00%	25.00%
Annual appropriations percentage	10.00%	10.00%
Development fund	¥ 408,841		54,144	1,322,803
Development fund
Qingtian International School [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received				¥ 1,499,505
Financial subsidies received			7,390,146
Langfang school [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			4,692,650
Chuangmei Weiye [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			28,000
Lishui Mengxiang [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			9,203
Uniforms [Member]
Principal Accounting Policies [Line Items]
Inventories			¥ 1,030,000.00
China [Member]
Principal Accounting Policies [Line Items]
Exchange rate translation	7.0827						$ 1
Financial subsidies received	¥ 7,226,647
Payment of dividend as reserve fund	50.00%	50.00%
Selling and Marketing Expense [Member]
Principal Accounting Policies [Line Items]
Selling and marketing expenses	¥ 18,300